Fair Value Measurements - Schedule Of Investments Fair Value Measured Using The NAV Per Share Practical Expedient (Details) - EBP 002	12 Months Ended
Dec. 31, 2024 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	1,448,474,544
Equity
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Redemption Frequency (If Currently Eligible)	Daily
Equity | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	$ 690,994,086
Equity | Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	1 day
Equity | Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	2 days
Diversified
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Redemption Frequency (If Currently Eligible)	Daily
Diversified | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	$ 215,548,010
Diversified | Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	1 day
Diversified | Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	2 days
Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Redemption Frequency (If Currently Eligible)	Daily
Fixed income | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	$ 351,968,282
Fixed income | Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	1 day
Fixed income | Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	2 days
International equities
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Redemption Frequency (If Currently Eligible)	Daily
International equities | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	$ 175,120,739
International equities | Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	1 day
International equities | Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	10 days
Multi-strategy
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Redemption Frequency (If Currently Eligible)	Quarterly
Redemption Notice Period	90 days
Multi-strategy | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	$ 307,794
Global opportunities
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Redemption Frequency (If Currently Eligible)	Quarterly
Redemption Notice Period	90 days
Global opportunities | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	$ 2,513,319
Private investments
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded Commitments	$ 0
Redemption Frequency (If Currently Eligible)	Quarterly
Redemption Notice Period	90 days
Private investments | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value 2024	$ 12,022,314